Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Stockholders Equity [Abstract]
Rights offering, issue costs		$ 75,443
Stock-based compensation, reclassifications	$ 290	$ 290